Summary of Significant Accounting Policies (Tables)	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Summary of Accounting Policies [Abstract]
Schedule of earnings per share basic and diluted

	For the Period From August 5, 2020 (inception) Through December 31, 2020
	Class A	Class B
Basic and diluted net loss per common share:
Numerator:
Allocation of net income	$(6,871,324)	$(2,399,911)
Denominator:
Basic and diluted weighted average common shares outstanding	17,176,871	6,058,673

Basic and diluted net income per common share	$(0.40)	$(0.40)

The following table presents a reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per share for each class of ordinary share:

	For the Three Months Ended September 30, 2021		For the Nine Months Ended September 30, 2021
	Class A	Class B	Class A	Class B

Basic and diluted net income per ordinary share:
Numerator:
Allocation of net income	$878,934	$219,734	$6,353,598	$1,588,399
Denominator:
Basic and diluted weighted average ordinary shares outstanding	25,000,000	6,250,000	25,000,000	6,250,000

Basic and diluted net income per ordinary share	$0.04	$0.04	$0.25	$0.25

	For The Period From August 5, 2020 (Inception) Through September 30, 2020
	Class A	Class B
Basic and diluted net loss per ordinary share:
Numerator:
Allocation of net loss	$(723,074)	$(912,880)
Denominator:
Basic and diluted weighted average ordinary shares outstanding	4,545,455	5,738,636

Basic and diluted net loss per ordinary share	$(0.16)	$(0.16)

Schedule The effect of the financial statement adjustments related to the restatement discussed above of the Company's previously reported balance sheet
The Company’s statement of shareholders’
deficit
has been restated to reflect the changes to the impacted shareholders’ equity accounts described above.

	Earnings Per Share for Class A ordinary shares
	As Reported	Adjustment	As Adjusted
For the period from August 5, 2020 (inception) through December 31, 2020
Net loss	$(9,271,235)	$—	$(9,271,235)
Weighted average shares outstanding	25,000,000	(7,823,129)	17,176,871
Basic and diluted earnings per share	$0.00	$(0.40)	$(0.40)

	Earnings Per Share for Class B common stock
	As Reported	Adjustment	As Adjusted
For the period from August 5, 2020 (inception) through December 31, 2020
Net loss	$(9,271,235)	$—	$(9,271,235)
Weighted average shares outstanding	6,058,673	—	6,058,673
Basic and diluted earnings per share	$(1.53)	$1.13	$(0.40)
For the period from August 5, 2020 (inception) through December 31, 2020

	As Reported	Adjustment	As Restated
Supplemental Disclosure of Noncash Financing Activities:
Initial value of Class A ordinary shares subject to possible redemption as revised	$224,760,050	$(224,760,050)	$—
Change in value of Class A ordinary shares subject to possible redemption	$(8,831,870)	$8,831,870	$—

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported balance sheet as of March 31, 2021:

As of March 31, 2021 (unaudited)	As Reported	Adjustment	As Restated
Total assets	$251,368,069		$251,368,069

Total liabilities	$23,370,865		$23,370,865

Class A ordinary shares subject to possible redemption	$222,997,200	27,002,800	$250,000,000
Preference shares	—	—	—
Class A ordinary shares	270	(270)	—
Class B ordinary shares	625	—	625
Additional paid-in capital	7,201,327	(7,201,327)	—
Accumulated deficit	(2,202,218)	(19,801,203)	(22,003,421)

Total shareholders’ equity (deficit)	$5,000,004	$(27,002,800)	$(22,002,796)

Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$251,368,069	$—	$251,368,069

Class A ordinary shares subject to redemption	22,299,720	2,700,280	25,000,000
Class A ordinary shares	2,700,280	(2,700,280)	—
The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported statement of cash flows for the three months ended March 31, 2021:
Form
10-Q
(March 31, 2021) - For the Three Months Ended March 31, 2021 (unaudited)

	As Reported	Adjustment	As Restated
Supplemental Disclosure of Noncash Financing Activities:
Change in value of Class A ordinary shares subject to possible redemption	$7,069,020	$(7,069,020)	$—

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported balance sheet as of June 30, 2021:

As of June 30, 2021 (unaudited)	As Reported	Adjustment	As Restated
Total assets	$251,181,784		$251,181,784

Total liabilities	$23,410,268		$23,410,268

Class A ordinary shares subject to possible redemption	$222,771,510	27,228,490	$250,000,000
Preference shares	—	—	—
Class A ordinary shares	272	(272)	—
Class B ordinary shares	625	—	625
Additional paid-in capital	7,427,015	(7,427,015)	—
Accumulated deficit	(2,427,906)	(19,801,203)	(22,229,109)

Total shareholders’ equity (deficit)	$5,000,006	$(27,228,490)	$(22,228,484)

Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$251,181,784	$—	$251,181,784

Class A ordinary shares subject to redemption	22,277,151	2,722,849	25,000,000
Class A ordinary shares	2,722,849	(2,722,849)	—
The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported statement of cash flows for the six months ended June 30, 2021:
Form
10-Q
(June 30, 2021) - For the Six Months Ended June 30, 2021 (unaudited)

	As Reported	Adjustment	As Restated
Supplemental Disclosure of Noncash Financing Activities:
Change in value of Class A ordinary shares subject to possible redemption	$6,843,330	$(6,843,330)	$—

Schedule The impact to the reported amounts of weighted average shares outstanding and basic and diluted earnings per common share is presented	The impact to the reported amounts of weighted average shares outstanding and basic and diluted earnings per common share is presented below for the Affected Quarterly Periods:

	Earnings Per Share for Class A ordinary shares
	As Reported	Adjustment	As Adjusted
Form 10-Q (March 31, 2021) - For the period three months ended March 31, 2021 (unaudited)
Net income	$7,069,017	$—	$7,069,017
Weighted average shares outstanding	25,000,000	—	25,000,000
Basic and diluted earnings per share	$0.00	$0.23	$0.23
Form 10-Q (June 30, 2021) - For the period three months ended June 30, 2021 (unaudited)
Net loss	$(225,688)	$—	$(225,688)
Weighted average shares outstanding	25,000,000	—	25,000,000
Basic and diluted loss per share	$0.00	$(0.01)	$(0.01)
Form 10-Q (June 30, 2021) - For the period six months ended June 30, 2021 (unaudited)
Net income	$6,843,329	$—	$6,843,329
Weighted average shares outstanding	25,000,000	—	25,000,000
Basic and diluted earnings per share	$0.00	$0.22	$0.22

	Earnings Per Share for Class B ordinary shares
	As Reported	Adjustment	As Adjusted
Form 10-Q (March 31, 2021) - For the period three months ended March 31, 2021 (unaudited)
Net income	$7,069,017	$—	$7,069,017
Weighted average shares outstanding	6,250,000	—	6,250,000
Basic and diluted earnings per share	$1.13	$(0.90)	$0.23
Form 10-Q (June 30, 2021) - For the period three months ended June 30, 2021 (unaudited)
Net loss	$(225,688)	$—	$(225,688)
Weighted average shares outstanding	6,250,000	—	6,250,000
Basic and diluted loss per share	$(0.04)	$0.03	$(0.01)
Form 10-Q (June 30, 2021) - For the period six months ended June 30, 2021 (unaudited)
Net income	$6,843,329	$—	$6,843,329
Weighted average shares outstanding	6,250,000	—	6,250,000
Basic and diluted earnings per share	$1.09	$(0.87)	$0.22